CVT
Volatility Managed Growth Portfolio
September 30, 2024
Schedule of Investments (Unaudited)

Exchange-Traded Funds — 94.7%

Security	Shares	Value
Equity Funds — 77.3%
Financial Select Sector SPDR Fund(1)	21,000	$ 951,720
iShares Core S&P Mid-Cap ETF	63,000	3,926,160
iShares Russell 2000 ETF(1)	21,000	4,638,690
iShares S&P 500 Growth ETF(1)	146,000	13,979,500
iShares S&P 500 Value ETF	62,000	12,224,540
Vanguard FTSE Developed Markets ETF(1)	247,000	13,044,070
Vanguard FTSE Emerging Markets ETF	40,000	1,914,000
Vanguard Real Estate ETF(1)	39,000	3,799,380
Vanguard S&P 500 ETF	33,000	17,413,110
		$71,891,170
Fixed-Income Funds — 17.4%
iShares Core U.S. Aggregate Bond ETF	138,000	$13,975,260
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,000	2,259,600
		$16,234,860
Total Exchange-Traded Funds (identified cost $50,958,232)		$88,126,030

Short-Term Investments — 5.9%
Affiliated Fund — 5.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.83%(2)	4,898,737	$ 4,898,737
Total Affiliated Fund (identified cost $4,898,737)		$ 4,898,737
Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(3)	593,225	$ 593,225
Total Securities Lending Collateral (identified cost $593,225)		$ 593,225
Total Short-Term Investments (identified cost $5,491,962)		$ 5,491,962
Total Investments — 100.6% (identified cost $56,450,194)		$93,617,992
Other Assets, Less Liabilities — (0.6)%		$ (586,378)
Net Assets — 100.0%		$93,031,614

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2024. The aggregate market value of securities on loan at September 30, 2024 was $16,093,637 and the total market value of the collateral received by the Fund was $16,417,503, comprised of cash of $593,225 and U.S. government and/or agencies securities of $15,824,278.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2024.
(3)	Represents investment of cash collateral received in connection with securities lending.

CVT
Volatility Managed Growth Portfolio
September 30, 2024
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	1	Long	12/20/24	$290,713	$823
MSCI EAFE Index	1	Long	12/20/24	124,390	734
					$1,557
During the fiscal year to date ended September 30, 2024, the Fund used futures contracts to hedge against changes in market volatility and declines in the value of the Fund’s investments and to adjust the Fund’s overall equity exposure in an effort to stabilize portfolio volatility around a target level.
At September 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At September 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,898,737, which represents 5.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,500,900	$20,833,561	$(21,435,724)	$ —	$ —	$4,898,737	$194,265	4,898,737

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$88,126,030	$ —	$ —	$88,126,030
Short-Term Investments:
Affiliated Fund	4,898,737	—	—	4,898,737
Securities Lending Collateral	593,225	—	—	593,225
Total Investments	$93,617,992	$ —	$ —	$93,617,992
Futures Contracts	$1,557	$ —	$ —	$1,557
Total	$93,619,549	$ —	$ —	$93,619,549
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.
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